Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth Sanofi’s net sales for the years ended December 31, 2020, 2019 and 2018:

(€ million)		Europe	United States	Other countries	2020	Europe	United States	Other countries	2019 (a)	Europe	United States	Other countries	2018
Pharmaceuticals		6,819	9,635	9,220	25,674	6,797	8,918	9,985	25,700	7,303	7,897	9,485	24,685
General Medicines		4,505	2,869	7,346	14,720	4,809	3,386	8,342	16,537	5,299	3,510	7,607	16,416
of which	Lantus®	537	929	1,195	2,661	599	1,149	1,264	3,012	684	1,614	1,267	3,565
	Toujeo®	374	267	292	933	343	289	251	883	290	344	206	840
	Praluent®	121	106	34	261	112	112	34	258	86	154	21	261
	Multaq®	24	274	14	312	41	295	11	347	43	296	11	350
	Lovenox®	656	30	665	1,351	730	33	596	1,359	870	38	557	1,465
	Plavix®	129	10	777	916	142	—	1,192	1,334	147	—	1,293	1,440
	Generics	100	161	671	932	139	152	783	1,074	568	124	798	1,490
Specialty Care		2,314	6,766	1,874	10,954	1,988	5,532	1,643	9,163	2,004	4,387	1,878	8,269
of which	Aubagio®	473	1,448	124	2,045	414	1,351	114	1,879	385	1,157	105	1,647
	Cerezyme®	249	177	264	690	259	184	265	708	270	174	267	711
	Myozyme®/ Lumizyme®	389	359	200	948	388	331	199	918	374	284	182	840
	Fabrazyme®	200	406	211	817	185	410	218	813	175	383	197	755
	Eloctate®	—	445	193	638	—	517	167	684	—	500	108	608
	Jevtana®	187	246	103	536	170	212	102	484	158	179	85	422
	Dupixent®	386	2,808	340	3,534	204	1,669	201	2,074	75	660	53	788
Consumer Healthcare		1,359	1,071	1,964	4,394	1,434	1,105	2,156	4,695	1,403	1,066	2,191	4,660
of which	Allergy, Cough & Cold	305	361	430	1,096	364	323	502	1,189	347	303	474	1,124
	Pain	539	181	505	1,225	543	185	552	1,280	521	165	568	1,254
	Digestive	319	86	453	858	326	157	502	985	314	195	477	986
	Nutritionals	127	43	441	611	130	38	453	621	125	37	513	675
Vaccines		973	2,759	2,241	5,973	851	2,733	2,147	5,731	728	2,577	1,813	5,118
of which	Polio/Pertussis/ Hib Vaccines	331	412	1,363	2,106	315	380	1,251	1,946	296	397	1,056	1,749
	Influenza Vaccines	441	1,575	456	2,472	230	1,289	372	1,891	177	1,233	298	1,708
Total net sales		9,151	13,465	13,425	36,041	9,082	12,756	14,288	36,126	9,434	11,540	13,489	34,463
(a) The analysis of net sales for 2019 has been restated to align on Sanofi's new management reporting structure, and to reflect the reallocation of certain countries between geographical regions.

Schedule of Segment Results
The table below sets forth Sanofi’s segment results for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	2020(a)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,674	4,394	5,973	—	36,041
Other revenues	128	59	1,141	—	1,328
Cost of sales	(7,025)	(1,506)	(3,328)	(245)	(12,104)
Research and development expenses	(4,331)	(136)	(692)	(370)	(5,529)
Selling and general expenses	(5,097)	(1,450)	(822)	(2,021)	(9,390)
Other operating income and expenses	(488)	54	2	(130)	(562)
Share of profit/(loss) from investments accounted for using the equity method	5	9	2	—	16
Net income attributable to non-controlling interests	(33)	(5)	—	—	(38)
Business operating income	8,833	1,419	2,276	(2,766)	9,762
(a) "Business operating income" no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note D.1.).

	2019(a)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,700	4,695	5,731	—	36,126
Other revenues	173	57	1,275	—	1,505
Cost of sales	(6,750)	(1,599)	(3,372)	(252)	(11,973)
Research and development expenses	(4,850)	(149)	(639)	(380)	(6,018)
Selling and general expenses	(5,442)	(1,529)	(823)	(2,089)	(9,883)
Other operating income and expenses	(625)	193	—	50	(382)
Share of profit/(loss) from investments accounted for using the equity method	5	(5)	9	—	9
Net income attributable to non-controlling interests	(29)	(6)	—	—	(35)
Business operating income	8,182	1,657	2,181	(2,671)	9,349
(a) In line with the amended management reporting structure adopted in 2020, "Business operating income" no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note D.1.). It includes the effects of IFRS 16, and the reallocation of some products from Phamaceuticals to Consumer Healthcare (immaterial impact) and the reallocation of costs previously reported in "Other" to operating segments, for a net amount of €291 million).

	2018(a)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	24,685	4,660	5,118	—	34,463
Other revenues	252	—	962	—	1,214
Cost of sales	(6,738)	(1,539)	(2,854)	(190)	(11,321)
Research and development expenses	(4,572)	(143)	(555)	(624)	(5,894)
Selling and general expenses	(5,431)	(1,534)	(710)	(2,156)	(9,831)
Other operating income and expenses	(37)	101	(4)	(124)	(64)
Share of profit/(loss) from investments accounted for using the equity method	17	1	(3)	—	15
Net income attributable to non-controlling interests	(96)	(10)	—	—	(106)
Business operating income(a)	8,080	1,536	1,954	(3,094)	8,476
(a) "Business operating income" no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note D.1.). Due to lack of available data and the over-complex adjustments that would be required (in particular to Sanofi's reporting tools), 2018 figures have not been restated to reflect the changes arising from the new organizational structure.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2020	2019	2018
Business operating income(a)	9,762	9,349	8,476
Share of profit/(loss) from investments accounted for using the equity method(b)	(16)	(9)	(15)
Net income attributable to non-controlling interests(c)	38	35	106
Amortization and impairment of intangible assets	(2,011)	(5,750)	(2,888)
Fair value remeasurement of contingent consideration	124	238	117
Expenses arising from the impact of acquisitions on inventories(d)	(53)	(3)	(114)
Restructuring costs and similar items	(1,064)	(1,062)	(1,480)
Other expenses related to business combinations	—	—	(28)
Other gains and losses, and litigation(e)	136	327	502
Gain on divestment of Regeneron shares on May 29, 2020(f)	7,225	—	—
Operating income	14,141	3,125	4,676
Financial expenses	(390)	(444)	(435)
Financial income	53	141	164
Income before tax and investments accounted for using the equity method	13,804	2,822	4,405
(a) "Business operating income" as presented for 2019 and 2018 has been restated to exclude Sanofi’s equity-accounted share of Regeneron’s net profits, which amounted to €411 million in 2019 and €408 million in 2018 (see above). In addition, "Business operating income" for 2019 has been restated to include (i) the effects of IFRS 16 and (ii) the effect of certain expenses and income being presented differently for segment reporting purposes to align on Sanofi’s new 2020 management reporting structure.
(b) Excludes restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method. For 2019 and 2018, this line has been restated to exclude any effect of equity method accounting for the investment in Regeneron following the divestment of Sanofi's entire equity interest (with the exception of the 400,000 shares retained by Sanofi) on May 29, 2020.
(c) Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d) This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(e) For 2020, this line mainly comprises the gain on the sale of operations related to the Seprafilm® activity to Baxter.
For 2019, this line comprises a net gain, mainly arising from a settlement of litigation.
For 2018, this line includes the gain on the divestment of Sanofi's European Generics business (€510 million).
(f) This line includes the gain on the sale of (i) 13 million shares of Regeneron common stock in the registered public offering and (ii) the 9.8 million shares repurchased by Regeneron, but does not include the gain arising from the remeasurement of the 400,000 retained shares at market value as of May 29, 2020.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2020
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method	154	—	47	201
Acquisitions of property, plant and equipment	755	95	404	1,254
Acquisitions of other intangible assets	532	6	322	860

	2019
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method(a)	205	4	40	249
Acquisitions of property, plant and equipment(b)	773	88	462	1,323
Acquisitions of other intangible assets	321	51	121	493
(a) This line has been restated to eliminate Sanofi’s equity investment in Regeneron, which had a carrying amount of €3,342 million as of December 31, 2019 (see Note D.35., "Segment Information", above).
(b) Includes the effect of restatements needed to align on Sanofi’s new 2020 management reporting structure.

(€ million)	2018
	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method(a)	297	20	30	347
Acquisitions of property, plant and equipment(b)	1,046	5	364	1,415
Acquisitions of other intangible assets	434	7	121	562
(a) This line has been restated to eliminate Sanofi’s equity investment in Regeneron, which had a carrying amount of €3,055 million as of December 31, 2018 (see Note D.35., "Segment Information", above).
(b) Due to lack of available data and the over-complex adjustments that would be required (in particular to Sanofi's reporting tools), 2018 figures have not been restated to reflect the changes arising from the new segment reporting model.

Summary of Geographical Information on Net Sales and Non-Current Assets
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2020
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,041	9,151	2,223	14,060	13,465	12,830
Non-current assets:
•property, plant and equipment owned	9,365	5,895	3,189	2,542	1,899	928
•goodwill	44,364	—	—	—	—	—
▪other intangible assets	18,421	6,278	—	10,675	—	1,468

	2019 (a)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales(a)	36,126	9,082	2,261	13,370	12,756	13,674
Non-current assets:
•property, plant and equipment owned	9,717	5,827	3,141	2,862	2,264	1,028
•goodwill	44,519	—	—	—	—	—
•other intangible assets	16,572	6,941	—	7,825	—	1,806
(a) Net sales and property, plant and equipment owned for 2019 have been restated to align on the new management reporting structure, and to reflect the reallocation of certain countries between geographical regions.

(€ million)	2018 (a)
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	34,463	9,434	2,319	12,193	11,540	12,836
Non-current assets:
•property, plant and equipment owned	9,651	5,871	3,163	2,719	2,238	1,061
•goodwill	44,235	—	—	—	—	—
•other intangible assets	21,889	8,058	—	11,190	—	2,641
(a) Due to lack of available data and the over-complex adjustments that would be required (in particular to Sanofi's reporting tools), 2018 figures have not been restated to reflect the changes arising from the new segment reporting model.